Cover	Dec. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2023
Entity File Number	333-273360
Entity Registrant Name	ARCADIUM LITHIUM PLC
Entity Central Index Key	0001977303
Entity Tax Identification Number	98-1737136
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Suite 12
Entity Address, Address Line Two	Gateway Hub
Entity Address, Address Line Three	Shannon Airport House
Entity Address, City or Town	Shannon
Entity Address, Country	IE
Entity Address, Postal Zip Code	V14 E370
Country Region	353
City Area Code	1
Local Phone Number	6875238
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false